LINES OF CREDIT AND LONG-TERM DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
LINES OF CREDIT AND LONG-TERM DEBT
LINES OF CREDIT AND LONG-TERM DEBT
The amounts outstanding under the Company’s long-term debt consisted of the following as of the dates indicated:

	Total Debt Outstanding
	March 31, 2014	December 31, 2013
	(In thousands)
10.75% Senior Notes due 2018	$251,500	$251,500
New Notes - 10.75% senior notes due 2018	425,000	—
8.02% WML term debt due 2018	81,000	85,500
Capital lease obligations	21,465	10,153
Other	1,093	1,209
Debt premium (discount), net	20,173	(8,525)
Total debt outstanding	800,231	339,837
Less current installments	(48,586)	(44,343)
Total debt outstanding, less current installments	$751,645	$295,494

The following table presents aggregate contractual debt maturities of all long-term debt:

As of March 31, 2014
(In thousands)
2014	$19,569
2015	24,710
2016	24,055
2017	24,664
2018	684,556
Thereafter	2,504
Total	780,058
Plus: debt premium (discount), net	20,173
Total debt	$800,231

On February 7, 2014, the Company closed on a private offering of $425.0 million in aggregate principal amount of 10.75% senior notes due 2018 at a price of 106.875% plus accrued interest from February 1, 2014, referred to as the New Notes. Total proceeds of the offering was $454.2 million, which included $29.2 million of debt premium. The net proceeds of the offering of the New Notes will be used to finance the approximately $293 million cash portion of the purchase price of the Sherritt Acquisition, an estimated $58 million to satisfy the cash bonding obligations for the Sherritt mines and cash transaction costs associated with the acquisition and offering of the New Notes of approximately $26 million. The remaining balance of the proceeds will be used to fund the prepayment of the WML Notes and for other general corporate purposes. The proceeds of the offering are being held in escrow pending the completion of the acquisition. The Company will pay interest on the New Notes semi-annually on February 1st and August 1st of each year beginning on August 1, 2014. The Company capitalized debt issuance costs of $7.6 million during the three months ended March 31, 2014.

Promptly following the completion of the Sherritt Acquisition, the Company will exchange the New Notes for $425 million aggregate principal amount of add-on 10.75% senior secured notes due 2018 (the “Add-On Notes”) and the Company will become party to a registration rights agreement, pursuant to which the Company will agree to register with the Securities and Exchange Commission the exchange of Add-On Notes for registered notes with the same terms as the existing 10.75% Senior Notes due 2018.

If the Sherritt Acquisition is not completed on or prior to June 30, 2014, then the New Notes will be subject to a mandatory redemption at a redemption price equal to 101% of the offering price of the New Notes, plus accrued and unpaid interest through the mandatory redemption date.

During the three months ended March 31, 2014, we entered into $12.9 million of new capital leases at our Kemmerer Mine.

Additional information regarding the Company's debt is outlined in Note 5 to the Consolidated Financial Statements in the Company's 2013 Annual Report on Form 10-K.

LINES OF CREDIT AND LONG-TERM DEBT
The amounts outstanding under the Company’s long-term debt consisted of the following as of the dates indicated:

	Total Debt Outstanding December 31,
	2013	2012
	(In thousands)
10.75% senior notes due 2018	$251,500	$252,000
WML term debt due 2018	85,500	103,500
Capital lease obligations	10,153	13,926
Other	1,209	1,654
Debt discount	(8,525)	(10,091)
Total debt outstanding	339,837	360,989
Less current portion	(44,343)	(23,791)
Total debt outstanding, less current portion	$295,494	$337,198

The following table presents aggregate contractual debt maturities of all long-term debt:

As of December 31, 2013
(In thousands)
2014	$23,949
2015	22,662
2016	21,943
2017	22,492
2018	257,316
Thereafter	—
Total	348,362
Less: debt discount	(8,525)
Total debt	$339,837

Revolving Lines of Credit
Corporate Revolving Credit Agreement
On June 29, 2012, the Company and certain of its subsidiaries entered into a five-year, $20.0 million revolving line of credit permitted under the indenture governing the 10.75% Senior Notes with an expiration date of June 30, 2017. The revolver may support up to $2.0 million of letters of credit (which was increased to $10.0 million on January 10, 2014), which would reduce the balance available under the revolver. At December 31, 2013, availability on the revolver was $20.0 million with no outstanding balance and no supported letters of credit. All extensions of credit under the revolver are collateralized by a first priority security interest in and lien upon the inventory and accounts receivable of the Parent, WRI, Kemmerer, and ROVA. Pursuant to the Intercreditor Agreement, the holders of the 10.75% Senior Notes now have a subordinate lien on these assets. The Company capitalized debt issuance costs of $0.7 million in 2012 related to the revolver.
Two interest rate options exist under this revolver. The Base Rate option bears interest at the greater of the Federal Funds Rate plus 0.5% or the Prime Rate, as defined in the loan agreement and is payable monthly. The LIBOR Rate option bears interest at the London Interbank Offering Rate, or LIBOR, rate plus 2.25% and is payable monthly. In addition, a commitment fee of 0.75% of the average unused portion of the available revolver is payable monthly.
The loan agreement contains various affirmative, negative and financial covenants. Financial covenants in the agreement include a fixed charge coverage ratio and an EBITDA measure. The fixed charge coverage ratio must meet or exceed a specified minimum. The EBITDA covenant requires a minimum amount of EBITDA to be achieved. We met these covenant requirements as of December 31, 2013.
WML Revolving Credit Agreement
At December 31, 2013, WML had a revolving credit agreement with a borrowing limit of $25.0 million and a maturity date of June 26, 2013. WML has two interest rate options to choose from on this revolver. The Base Rate option bears interest at a base rate plus 0.50% and is payable monthly (3.75% per annum at December 31, 2013). The LIBOR Rate option bears interest at the London Interbank Offering Rate, or LIBOR, rate plus 3.0% (3.53% per annum at December 31, 2013). In addition, a commitment fee of 0.50% of the average unused portion of the available revolver is payable quarterly. At December 31, 2013, the revolver had no outstanding balance and supported a $1.9 million letter of credit. The Company had $23.1 million of borrowing availability under this revolver at December 31, 2013.

In March 2013, the Company amended the credit agreement by extending the maturity date from June 26, 2013 to December 31, 2017. Issuance costs related to the amendment of $0.2 million have been capitalized.
The revolver is secured by substantially all assets of WML, Westmoreland Savage Corporation, or WSC, Western Energy Company, or WECO, and Dakota Westmoreland Corporation, or DWC; the Company’s membership interest in WML; and the stock of WSC, WECO and DWC. WECO, DWC, and WSC have guaranteed WML’s obligations with respect to the Revolver.
Upon closing of the Sherritt Acquisition, the WML revolving credit agreement will expect to be terminated. See Note 1 for additional information.
10.75% Senior Notes
On February 4, 2011 through a private placement offering, the Company issued $150.0 million of Parent Notes (the “Parent Notes”), which are senior secured notes. The Company’s subsidiary, Westmoreland Partners, was a co-issuer of the notes. The Parent Notes were issued at a 5% discount, mature February 1, 2018, and bear a fixed interest rate of 10.75%, payable semi-annually, in arrears, on February 1 and August 1 of each year, which began August 1, 2011. Proceeds from the Parent Notes were used to retire ROVA's term debt, WRI's term debt and revolving line of credit, and the convertible notes; as well as payment of preferred stock dividend arrearages. On July 29, 2011, the Company commenced an exchange offer for the Parent Notes for an equal principal amount of notes that have been registered under the Securities Act of 1933, which exchange was completed in September, 2011. As a result of this offering, the Company recorded a $17.0 million loss on extinguishment of debt in the year ended December 31, 2011. The loss included a $9.1 million make-whole payment for ROVA’s debt and $7.9 million of non-cash write-offs of unamortized discount on debt and related capitalized debt costs and convertible debt conversion expense.
On January 31, 2012, the Company completed the private placement of $125.0 million of senior secured notes due in 2018 (the “Add-On Notes”), which were additional notes issued pursuant to the existing Parent Notes indenture, collectively referred to as the “10.75% Senior Notes”. The Add-On Notes were issued at a 4.5% original issue discount. On June 22, 2012, the Company commenced an exchange offer for the Add-On Notes for an equal principal amount of notes that have been registered under the Securities Act of 1933, which exchange was completed in July, 2012. At this time, all of the outstanding 10.75% Senior Notes are traded under one CUSIP. In 2011, the Company capitalized $0.2 million of debt issuance costs related to the Add-On Notes offering and has capitalized debt issuance costs of $4.9 million in 2012. The Company funded the Kemmerer Mine acquisition through the net proceeds from the Add-On Notes.
The 10.75% Senior Notes mature February 1, 2018, and bear an annual fixed interest rate of 10.75%, payable semi-annually, in arrears, on February 1 and August 1 of each year. The 10.75% Senior Notes are fully and unconditionally guaranteed by ROVA, Westmoreland Kemmerer, Inc. (“Kemmerer”), WRI and their respective subsidiaries (other than Absaloka Coal, LLC) and by certain other subsidiaries. Substantially all of the assets of the Parent, ROVA, Kemmerer and WRI constitute collateral for the 10.75% Senior Notes as to which the holders of these notes have a lien securing the notes. The lien securing the 10.75% Senior Notes is subordinate to the lien securing our revolving credit agreement.
During the year ended December 31, 2013, the Company paid $0.5 million, excluding accrued interest, to repurchase Senior Notes with a principal amount of $0.5 million. The Company recognized losses of $0.1 million on these repurchases, which were recorded as losses on extinguishment of debt. The losses on the repurchases were measured based on the carrying value of the repurchased portion of the Senior Notes, which included a portion of the unamortized debt issue costs and the debt discount on the dates of repurchase.
Under the indenture governing the 10.75% Senior Notes, the Company is required to offer a portion of our Excess Cash Flow (as defined by the indenture) for each fiscal year to purchase some of these notes at 100% of the principal amount. While the Company did repurchase $23.0 million of 10.75% Senior Notes during 2012, we did not have Excess Cash Flow for the years ended December 31, 2012 or 2011. The Company did have $29.5 million of Excess Cash Flow for the year ended December 31, 2013 and will be required to offer $22.1 million for repurchase by April 30, 2014. As a result, the Company has reclassified $22.1 million of the outstanding 10.75% Senior Notes to Current installments of long-term debt.
The indenture governing the 10.75% Senior Notes contains, among other provisions, events of default and various affirmative and negative covenants. As of December 31, 2013, the Company was in compliance with all covenants for these notes.
WML Term Debt
The term debt bears interest at 8.02% per annum, payable quarterly. The principal payments required for the term debt are as follows:

(In millions)
2014	$18.0
2015	20.0
2016	20.0
2017	22.0
2018	5.5
Thereafter	—

The term debt is payable in full on March 31, 2018. The term debt is secured by substantially all assets of WML, Westmoreland Savage Corporation, or WSC, Western Energy Company, or WECO, and Dakota Westmoreland Corporation, or DWC; the Company’s membership interest in WML; and the stock of WSC, WECO and DWC. WECO, DWC, and WSC have guaranteed WML’s obligations with respect to the term debt. The credit agreement requires a debt service account and imposes timing and other restrictions on the ability of WML to distribute funds to the Parent.
WML’s credit agreement contains various affirmative and negative covenants. Operational covenants in the agreements prohibit, among other things, WML from incurring or guaranteeing additional indebtedness, creating liens on its assets, making investments or engaging in asset sales or transactions with affiliates, in each case subject to specified exceptions. Financial covenants in the agreements impose requirements relating to specified debt service coverage and leverage ratios. The debt service coverage ratio must meet or exceed a specified minimum. The leverage ratio covenant requires that WML not permit the ratio of total debt at the end of each quarter to EBITDA (both as defined) for the four quarters then ended to be greater than a specified amount. WML met all of its covenant requirements as of December 31, 2013.
Upon closing of the Sherritt Acquisition, the WML term debt will expect to be prepaid using a portion of the $425.0 million in proceeds from the offering of the New Notes. See Note 1 for additional information.
Capital Leases
The Company engages in leasing transactions for equipment utilized in its mining operations. At December 31, 2013 and 2012, the capital leases outstanding had a weighted average interest rate of 6.40% and 7.57%, respectively and mature at various dates beginning in 2014 through 2018. During the year ended December 31, 2013, the Company paid $2.7 million to purchase equipment under capital leases prior to their maturities with a principal amount of $2.5 million. The difference between the purchase price and the carrying amount of the capital lease obligation was recorded as an adjustment to the carrying amount of the equipment.